Schedule of Common Stock Outstanding (Details) - shares		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding		73,829,536	64,626,430
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		2,000,000
Stock Issued During Period, Shares, Issued for Services		1,300,000
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	54,000
Murphy Canyon Acquisition Corp [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	72,418,316
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	4,118,316
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	32,313.215
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	64,626,430
Stock Issued During Period, Shares, Issued for Services	1,300,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	4,015,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	45,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Stock Subject to Mandatory Redemption [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	58,066